Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2010	September 30, 2011
Computers	$10,900	$10,900
Research equipment	10,572	75,680

	21,472	86,580
Accumulated depreciation	(9,105)	(22,817)

	$12,367	$63,763

Depreciation expense was $908 and $5,696 for the three months ended September 30, 2010 and September 30, 2011, respectively. Depreciation expense was $2,725 and $13,712 for the nine months ended September 30, 2010 and September 30, 2011, respectively. Depreciation expense was $22,817 for the period from February 25, 2004 (date of inception) to September 30, 2011.

3. Property and Equipment

As of December 31, 2009 and December 31, 2010, $10,900 and $21,472 of equipment had been purchased, respectively. Depreciation expense was $2,075, $3,397 and $3,633 for the years ended December 31, 2008, December 31, 2009 and December 31, 2010, respectively. Depreciation expense was $9,105 for the period from February 25, 2004 (date of inception) to December 31, 2010.